Revenue	12 Months Ended
Jun. 30, 2024
Revenue
Revenue

Note 5. Revenue

	2024 ($)	2023 ($)	2022 ($)
Program fees

Revenue from program fees	929,319	937,415	2,050,044
Contractual payments to gyms	(537,012)	(574,025)	(1,215,191)
Net Revenue from program fees	392,307	363,390	834,853

Other Income

Research and Development tax incentive*	-	1,149,525	-
Finale, franchise fee and other fees	167,021	22,600	100,378
Merchandise sales	2,984	1,296	5,572
Total other income	170,005	1,173,421	105,950

Total Revenue	562,312	1,536,811	940,803

*	The Company will continue to apply for the Research and Development incentive as long as it continues to be eligible and will conduct eligible research and development activities. The applicable legislation that governs the eligibility to participate in the R&D incentive program is Division 355 of the Income Tax Assessment Act 1997 (ITAA 1997). The FY 2024 Research and Development incentive will be applied for on lodging of the FY 2024 tax return with the Australian Tax Office and recognised once reasonable assurance that the Company will comply with the conditions and that the grants will be received.

Disaggregation of Revenue

The disaggregation of revenue from contracts with customers is disclosed below. The Company only has one major product line, being the provision of Gym Programs. All revenues are generated by the Australian Parent Entity:

Revenue from program fees	929,319	937,415	2,050,044
Contractual payments to gyms	(537,012)	(574,025)	(1,215,191)
Net Revenue from program fees	392,307	363,390	834,853

Timing of revenue recognition – All goods transferred at a point in time.